Supplementary Financial Statements Information (Other Payables and Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Supplementary Financial Statements Information [Abstract]
Employee and employee institutions	$ 891	$ 976
Accrued expenses	465	653
Provision for product warranty	100	100
Deferred revenues	225	140
Other	120	64
Other payables and accrued liabilities	$ 1,801	$ 1,933